Commitments and Contingencies - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost
Short term lease costs	$ 282	$ 270
Total lease cost	8,410	6,139
Research and development
Lease, Cost
Operating lease cost	5,266	3,156
Variable lease cost	1,212	1,222
General and administrative
Lease, Cost
Operating lease cost	1,380	1,241
Variable lease cost	$ 270	$ 250